[USAA(R) logo appears here.]







                                USAA HIGH-YIELD
                                       OPPORTUNITIES Fund





                                        [Image appears here.]






                    Annual Report

----------------------------------------------------------
    July 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------


      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            14

      SHAREHOLDER VOTING RESULTS                                      15

      FINANCIAL INFORMATION

         Distributions to Shareholders                                17

         Independent Auditors' Report                                 18

         Portfolio of Investments                                     19

         Notes to Portfolio of Investments                            27

         Statement of Assets and Liabilities                          28

         Statement of Operations                                      29

         Statements of Changes in Net Assets                          30

         Notes to Financial Statements                                31

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.


--------------------------------------------------------------------------------------
         EQUITY                         MONEY MARKET                    INDEX
--------------------------------------------------------------------------------------
     Aggressive Growth                  Money Market           Extended Market Index
(CLOSED TO NEW INVESTORS)
                                  Tax Exempt Money Market        Global Titans Index
      Capital Growth
                                Treasury Money Market Trust       Nasdaq-100 Index
     Emerging Markets
                                     State Money Market             S&P 500 Index
    First Start Growth
                                ------------------------------------------------------
          Gold                         TAXABLE BOND                ASSET ALLOCATION
(ON OCTOBER 1, 2001, THE        ------------------------------------------------------
FUND'S NAME WILL BE CHANGED TO
PRECIOUS METALS AND MINERALS.)          GNMA Trust                Balanced Strategy

         Growth                  High-Yield Opportunities       Cornerstone Strategy

     Growth & Income                     Income                Growth and Tax Strategy

      Income Stock                Intermediate-Term Bond           Growth Strategy

      International                   Short-Term Bond              Income Strategy

  Science & Technology          ---------------------------
                                      TAX-EXEMPT BOND
     Small Cap Stock            ---------------------------

         Value                           Long-Term

     World Growth                    Intermediate-Term

                                        Short-Term

                                     State Bond/Income
--------------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA HIGH-YIELD OPPORTUNITIES FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]                          "WE AT USAA INVESTMENTS
                                           ARE WATCHING ECONOMIC INDICATORS
                                             CLOSELY FOR POSITIVE CHANGES
                                                   IN THE ECONOMY."

--------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
--------------------------------------------------------------------------------

               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT

               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE  INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND
               DISTRIBUTED   BY  USAA  INVESTMENT   MANAGEMENT   COMPANY  (USAA
               INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Provide an attractive total return primarily through high current income and secondarily through capital appreciation.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds often referred to as junk bonds, convertible securities, or preferred stocks.


--------------------------------------------------------------------------------
                                         7/31/01                 7/31/00
--------------------------------------------------------------------------------

   Net Assets                          $53.8 Million         $44.9 Million
   Net Asset Value Per Share               $8.95                 $9.78

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/01
--------------------------------------------------------------------------------
            1 YEAR                         SINCE INCEPTION ON 8/2/99
            2.68%                                   5.21%
--------------------------------------------------------------------------------


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund, the Credit Suisse First Boston (CSFB) Global High Yield Index, and the Lipper High Current Yield Funds Average for the period of 08/02/1999 through 07/31/2001. The data points from the graph are as follows:


               USAA HIGH-YIELD         CSFB GLOBAL        LIPPER HIGH CURRENT
              OPPORTUNITIES FUND     HIGH YIELD INDEX       YIELD FUNDS AVG.
              ------------------     ----------------     -------------------

08/02/99           $10,000               $10,000                $10,000
01/31/00            10,517                 9,999                 10,069
07/31/00            10,780                10,049                  9,989
01/31/01            11,121                10,086                  9,873
07/31/01            11,068                10,029                  9,486

DATA SINCE INCEPTION ON 8/2/99 THROUGH 7/31/01.


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the Credit Suisse First Boston (CSFB) Global High Yield Index and the Lipper High Current Yield Funds Average. The CSFB Global High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. The Lipper High Current Yield Funds Average is the average performance level of all high current yield funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

[Photograph of the Portfolio
Manager appears here.]                    Matthew Freund, CFA

--------------------------------------------------------------------------------

HOW DID THE USAA HIGH-YIELD OPPORTUNITIES FUND PERFORM?

               The USAA High-Yield Opportunities Fund returned 2.68% for the year, outperforming the Lipper High Current Yield Funds Average return of -4.73%. We are pleased to report that this return places your Fund in the top 12% of all high-yield funds tracked by Lipper Analytical Services. The Fund ranked 45 out of 369 funds for the one-year period ending July 31, 2001. Lipper rankings are based on total returns.

               For the year ending July 31, 2001, your Fund's total return was higher than the S&P 500 Index's return of -14.32% and less than the 11.04% return of 10-year U.S. Treasuries. Over the past year, your Fund paid total dividends per share of $1.06, which equates to a 12-month distribution yield of 11.84%.



               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE LIPPER AVERAGE DEFINITION.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

               The Fund's return compared to stocks and higher quality bonds should be expected. High-yield securities are a unique asset class, with characteristics of both stocks and higher quality bonds. This hybrid performance is illustrated in the following graph. Over the last year, your Fund acted differently than stocks and higher quality bonds. This tendency to move differently makes the Fund an excellent way to diversify a stock or bond portfolio.


                              COMPARATIVE RETURNS
                              -------------------

A chart in the form of a line graph appears here, illustrating the comparison of the USAA High-Yield Opportunities Fund return to the S&P 500 Index and to the Salomon Smith Barney Treasury 10-Year Benchmark for the period of 07/31/2000 through 07/31/2001. The data points from the graph are as follows:

                                                            SALOMON SMITH BARNEY
                USAA HIGH-YIELD                               TREASURY 10-YEAR
              OPPORTUNITIES FUND       S&P 500 INDEX              BENCHMARK
              ------------------       -------------        --------------------

07/31/2000           0.00%                 0.00%                      0.00%
08/31/2000           0.52%                 6.18%                      1.60%
09/29/2000          -0.40%                 0.58%                      1.54%
10/31/2000          -3.41%                 0.14%                      2.35%
11/30/2000          -6.98%                -7.77%                      5.18%
12/29/2000          -4.32%                -7.32%                      8.22%
01/31/2001           3.17%                -4.06%                      8.34%
02/28/2001           3.78%               -12.81%                      9.85%
03/30/2001           0.57%               -18.35%                     10.16%
04/30/2001          -0.12%               -12.05%                      7.20%
05/31/2001           2.30%               -11.49%                      7.18%
06/29/2001           1.11%               -13.68%                      7.65%
07/31/2001           2.68%               -14.32%                     11.04%


               REFER TO THE BOTTOM OF PAGE 9 FOR THE S&P 500 INDEX DEFINITION.

               THE SALOMON SMITH BARNEY U.S. TREASURY 10-YEAR (ON-THE-RUN) BENCHMARK IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED,
               MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 ...CONTINUED
--------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               The past year clearly demonstrated the market's surprising ability to change its temperament from fear to greed and back again. Fear ruled the day for most of autumn 2000, and all but the strongest high-yield securities fell in price. Then, in early January 2001, the market was surprised by a 0.5% reduction in overnight lending rates. (As of this writing, the Federal Reserve Board has since lowered rates six more times by an additional 2.5%.) Investors who had left the high-yield market returned as their tolerance for credit risk increased; as a result, the market rallied strongly in January. Those quick gains were maintained through mid-March, when dramatically weaker stock prices and fears of increased defaults (primarily in the telecommunications sector, which includes telephone, long-distance, and wireless sectors) drove the prices of high-yield securities lower.

               Recovering equity markets, continued interest rate cuts, and progress on the federal government's tax-cut plan allowed the high-yield market to rally through June, when the fear of defaults in the telecommunications sector resurfaced. Increased demand for higher-yielding investments fueled a July rally.

               One of the major risks of any high-yield fund is credit risk--the possibility that an issuer will be unable to make timely dividend, interest, or principal payments. Because high-yield securities are by nature more susceptible to negative credit events, our job is to identify and assemble a portfolio of securities that have a high probability of success. Success, however, does not mean an absence of defaults. Simply stated, you may earn an attractive

12

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               total return if you have more winners than losers. If you are not willing to accept an occasional loser, you will be unable to reap the benefits of the big winners. Fortunately, we have been largely successful and, despite the market turmoil that underscored the period, have been able to provide an above-average return.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               In November 2000, we increased the Fund's telecommunications weightings in anticipation of market rallies. In February, however, we felt that many of our holdings in this area had become overpriced, given the risks, and decided to lock in some of our gains. Your Fund benefited greatly from its relative underweighting in telecommunications, because the sector underperformed for the remainder of the year. At the same time, we added several cable names to the portfolio and realized some of the Fund's gains in real estate investment trusts (REITs). In addition, your Fund benefited from several positive events, including issuers' buying back their own debt at above-market prices (including Stewart Enterprises, Del Monte, and Healthcare Realty) and corporate takeovers by higher-quality companies (Clearnet and Intermedia Communications).



               CLEARNET AND HEALTHCARE REALTY WERE SOLD OUT OF THE FUND BEFORE THE END OF THE PERIOD.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-26.

 ...CONTINUED
--------------------------------------------------------------------------------


WHAT IS THE OUTLOOK FOR THE HIGH-YIELD MARKET?

               We believe that lower short-term interest rates, tax rebates currently hitting consumers' mailboxes, and lower energy prices are factors that can potentially build a solid foundation for future economic growth; however, the timing and strength of that recovery remain uncertain. We continue to believe that investors must have a cautious outlook and realistic investment expectations. But, we have no doubt that the market will price in the subsequent recovery long before it occurs, and we plan to remain fully invested in companies offering attractive returns with acceptable risks. We continue to believe that over the long term, the high-yield market has the potential to provide an attractive total return--greater than that of high-quality bonds and lower than returns from the broad equity markets, but with more predictability and higher current income.

               Speaking for myself and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

14

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


-------------------------------------------
           TOP 10 HOLDINGS
          (% of Net Assets)
-------------------------------------------

  TriNet Corp. Realty Trust, Inc.,
   Dealer Remarketed Securities
   (3/01/2003)                          3.1%

  Hartmarx Corp.,
   Senior Subordinated Notes            2.5

  Intermedia Communications, Inc.,
   Senior Discount Notes
   (7/15/2007)                          2.3

  Charter Communications Holdings LLC,
   Senior Discount Notes
   (5/15/2011)                          2.2

  Hollywood Casino Corp.,
   Guaranteed Senior Notes              2.0

  Mandalay Resort Group,
   Senior Subordinated Notes            2.0

  Mediacom Broadband LLC,
   Senior Notes
   (7/15/2013)                          2.0

  Stewart Enterprises, Inc.,
   Senior Subordinated Notes            2.0

  Venator Group, Inc.,
   Tranche Trust                        2.0

  Riverwood International Corp.,
   Senior Notes                         1.9

-------------------------------------------
          TOP 10 INDUSTRIES
          (% of Net Assets)
-------------------------------------------
  Broadcasting - Radio & TV             9.8%

  Gaming, Lottery, & Pari-mutuel
    Companies                           9.6

  Real Estate Investment Trusts         9.0

  Telecommunications - Cellular/
    Wireless                            7.3

  Services - Commercial & Consumer      6.4

  Telecommunications - Long Distance    4.3

  Chemicals - Specialty                 3.8

  Telephones                            3.4

  Textiles - Apparel                    3.4

  Railroads/Shipping                    2.5

-------------------------------------------

YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-26.

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A and 4 are for the USAA High-Yield Opportunities Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

              Proposal to elect Directors as follows:


                                                                     VOTES
                DIRECTORS                  VOTES FOR                 WITHHELD
                ----------------------------------------------------------------
                Robert G. Davis            2,715,058,284             40,108,336

                Christopher W. Claus       2,715,058,925             40,107,695

                David G. Peebles           2,715,058,926             40,107,694

                Michael F. Reimherr        2,715,058,891             40,107,729

                Richard A. Zucker          2,715,058,603             40,108,017

                Barbara B. Dreeben         2,715,058,252             40,108,368

                Robert L. Mason, Ph.D.     2,715,058,603             40,108,017

                Laura T. Starks, Ph.D.     2,715,058,582             40,108,038

16

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR                   AGAINST                ABSTAIN
               -----------------------------------------------------------------
                  3,986,273                149,477                 13,528

PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR                   AGAINST                ABSTAIN
               -----------------------------------------------------------------
                  3,960,146                173,388                 15,744

DISTRIBUTIONS
--------------------------------------------------------------------------------
                                to SHAREHOLDERS

USAA HIGH-YIELD OPPORTUNITIES FUND


               The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2001. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2002.




               -------------------------------------------

                 Ordinary income*          $1.06016
                                            -------

               -------------------------------------------





               3.65% of ordinary income distributions qualifies for deduction by corporations.



               * INCLUDES  DISTRIBUTION  OF SHORT-TERM  CAPITAL  GAINS,  IF ANY,
                 WHICH ARE TAXABLE AS ORDINARY INCOME.

18

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report

KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA HIGH-YIELD OPPORTUNITIES FUND


               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High-Yield Opportunities Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights, presented in Note 8 to the financial statements, for the year then ended and the period from August 2, 1999, (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund as of July 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from August 2, 1999, to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

               San Antonio, Texas
               September 7, 2001

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


PRINCIPAL                                          MOODY'S                MARKET
   AMOUNT                                           RATING                 VALUE
    (000)   SECURITY                           (UNAUDITED)    MATURITY     (000)
--------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (91.4%)

            AEROSPACE/DEFENSE (0.5%)
$     250   Alliant Techsystems, Inc., Senior
              Subordinated Notes, 8.50% b              B2     5/15/2011   $  260
--------------------------------------------------------------------------------
            AIRLINES (0.9%)
      500   Northwest Airlines, Inc., Senior Notes,
              8.88%                                    Ba2    6/01/2006      496
--------------------------------------------------------------------------------
            AUTO PARTS (1.8%)
      500   Delco Remy International, Inc., Senior
              Subordinated Notes, 11.00% b             B2     5/01/2009      542
      500   Hayes Wheels International, Inc., Senior
              Subordinated Notes, 11.00%               Caa1   7/15/2006      408
--------------------------------------------------------------------------------
                                                                             950
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.9%)
      500   Canandaigua Brands, Inc., Senior
              Subordinated Notes, 8.50%                Ba3    3/01/2009      508
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (9.8%)
      500   Canwest Media, Inc., Senior Subordinated
              Notes, 10.63% b                          B2     5/15/2011      525
      250   Charter Communications Holdings LLC,
              Senior Discount Notes, 10.57%/9.92%,
              4/01/2004 a                              B2     4/01/2011      172
    2,000   Charter Communications Holdings LLC,
              Senior Discount Notes, 11.75%/11.75%,
              5/01/2006 a,b                            B2     5/15/2011    1,175
    1,000   Mediacom Broadband LLC, Senior Notes,
              11.00% b                                 B2     7/15/2013    1,057
      500   Mediacom LLC, Senior Notes, 9.50% b        B2     1/15/2013      508
      500   Ono Finance PLC, Senior Notes,14.00% b     Caa1   2/15/2011      368
      500   Radio One, Inc., Senior Subordinated
              Notes, 8.88% b                           B3     7/01/2011      513
    1,000   RCN Corp., Senior Notes, 10.00%            Caa2  10/15/2007      435
      500   Salem Communications Holding Corp.,
              Senior Subordinated Notes, 9.00% b       B3     7/01/2011      511
--------------------------------------------------------------------------------
                                                                           5,264
--------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


PRINCIPAL                                          MOODY'S                MARKET
   AMOUNT                                           RATING                 VALUE
    (000)   SECURITY                           (UNAUDITED)    MATURITY     (000)
--------------------------------------------------------------------------------
            CHEMICALS (1.9%)
$   1,000   Lyondell Chemical Co., Senior
              Subordinated Notes, 10.88%               B2     5/01/2009   $1,007
--------------------------------------------------------------------------------
            CHEMICALS - SPECIALTY (3.8%)
      500   Hercules, Inc., Senior Notes, 11.13% b     Ba2    11/15/2007     500
      500   ISP Chemco, Inc., Senior Subordinated
              Notes,10.25% b                           B2      7/01/2011     503
      500   MacDermid, Inc., Senior Subordinated
              Notes, 9.13% b                           Ba3     7/15/2011     500
      500   Noveon, Inc., Senior Subordinated Notes,
              11.00%                                   B3      2/28/2011     517
--------------------------------------------------------------------------------
                                                                           2,020
--------------------------------------------------------------------------------
            CONTAINERS - PAPER (1.9%)
    1,000   Riverwood International Corp., Senior
              Notes, 10.63%                            B3      8/01/2007   1,037
--------------------------------------------------------------------------------
            DRUGS (1.6%)
      750   Warner Chilcott, Inc., Senior Notes,
              12.63%                                   B2      2/15/2008     840
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.9%)
      500   Calpine Canada Energy Finance, Senior
              Notes, 8.50%                             Ba1     5/01/2008     508
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (2.0%)
      650   Asat Finance LLC, Guaranteed Senior
              Notes, 12.50%                            Ba3    11/01/2006     588
      500   Fairchild Semiconductor Corp., Senior
              Subordinated Notes, 10.50%               B2      2/01/2009     508
--------------------------------------------------------------------------------
                                                                           1,096
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (1.8%)
      500   Metris Companies, Inc., Senior Notes,
              10.00%                                   Ba3    11/01/2004     472
      500   Metris Companies, Inc., Senior Notes,
              10.13%                                   Ba3    7/15/2006      475
--------------------------------------------------------------------------------
                                                                             947
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


PRINCIPAL                                          MOODY'S                MARKET
   AMOUNT                                           RATING                 VALUE
    (000)   SECURITY                           (UNAUDITED)    MATURITY     (000)
--------------------------------------------------------------------------------
            FOODS (1.9%)
$     500   Del Monte Corp., Senior Subordinated
              Notes, 9.25% b                           B3      5/15/2011  $  518
      500   Michael Foods Acquisition Corp., Senior
              Subordinated Notes, 11.75% b             B2      4/01/2011     522
--------------------------------------------------------------------------------
                                                                           1,040
--------------------------------------------------------------------------------
            GAMING, LOTTERY, & PARI-MUTUEL COMPANIES (9.6%)
      500   Alliance Gaming Corp., Senior
              Subordinated Notes, 10.00%               B3      8/01/2007     503
      500   Argosy Gaming Co., Senior Notes, 9.00%     B2      9/01/2011     509
      500   Boyd Gaming Corp., Senior Notes, 9.25% b   Ba3     8/01/2009     501
      500   Boyd Gaming Corp., Senior Subordinated
              Notes, 9.50%                             B1      7/15/2007     490
      500   Choctaw Resort Development Enterprise,
              Senior Notes, 9.25% b                    B1      4/01/2009     517
    1,000   Hollywood Casino Corp., Guaranteed
              Senior Notes, 11.25%                     B3      5/01/2007   1,060
    1,000   Mandalay Resort Group, Senior
              Subordinated Notes, 10.25%               Ba3     8/01/2007   1,065
      500   Station Casinos, Inc., Senior
              Subordinated Notes, 9.88%                B1      7/01/2010     512
--------------------------------------------------------------------------------
                                                                           5,157
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (1.0%)
      500   HEALTHSOUTH Corp., Senior Subordinated
              Notes, 10.75%                            Ba2    10/01/2008     548
--------------------------------------------------------------------------------
            HOSPITALS (2.0%)
      500   LifePoint Hospitals Holdings, Inc.,
              Senior Subordinated Notes, 10.75%        B2      5/15/2009     562
      500   Triad Hospitals, Inc., Guaranteed Senior
              Notes, 8.75% b                           B1      5/01/2009     518
--------------------------------------------------------------------------------
                                                                           1,080
--------------------------------------------------------------------------------
            HOUSEWARES (0.9%)
      500   Windmere-Durable Holdings, Inc., Senior
              Subordinated Notes, 10.00%               B2      7/31/2008     488
--------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


PRINCIPAL                                          MOODY'S                MARKET
   AMOUNT                                           RATING                 VALUE
    (000)   SECURITY                           (UNAUDITED)    MATURITY     (000)
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (1.9%)
$     500   Flowserve Corp., Senior Subordinated
              Notes, 12.25%                            B3      8/15/2010  $  532
      500   Terex Corp., Senior Subordinated Notes,
              10.38%                                   B2      4/01/2011     510
--------------------------------------------------------------------------------
                                                                           1,042
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (1.0%)
      500   Actuant Finance Corp., Senior
              Subordinated Notes, 13.00%               B3      5/01/2009     519
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.8%)
      500   Tekni-Plex, Inc., Senior Subordinated
              Notes, 12.75%                            B3      6/15/2010     440
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (0.5%)
      250   El Paso Energy Partners L.P., Senior
              Subordinated Notes, 8.50% b              B1      6/01/2011     251
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (1.9%)
    1,000   Dresser, Inc., Senior Notes, 9.38% b       B2      4/15/2011   1,025
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.9%)
      500   Magnum Hunter Resources, Inc., Senior
              Notes, 10.00%                            B2      6/01/2007     508
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (2.4%)
      500   Nexfor, Inc., Debentures, 8.13%            Baa2    3/20/2008     504
      500   Potlatch Corp., Senior Subordinated
              Notes, 10.00% b                          Ba1     7/15/2011     513
      250   Stone Container Corp., Senior Notes,
              9.25%                                    B2      2/01/2008     260
--------------------------------------------------------------------------------
                                                                           1,277
--------------------------------------------------------------------------------
            PERSONAL CARE (1.2%)
      375   Elizabeth Arden, Inc., Senior Secured
              Notes, 11.75%                            B1      2/01/2011     398
      250   Playtex Products, Inc., Senior
              Subordinated Notes, 9.38% b              B2      6/01/2011     258
--------------------------------------------------------------------------------
                                                                             656
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


PRINCIPAL                                          MOODY'S                MARKET
   AMOUNT                                           RATING                 VALUE
    (000)   SECURITY                           (UNAUDITED)    MATURITY     (000)
--------------------------------------------------------------------------------
            POWER PRODUCERS (INDEPENDENT) (1.4%)
$     750   AES Corp., Senior Notes, 8.88%             Ba1     2/15/2011  $  735
--------------------------------------------------------------------------------
            RAILROADS/SHIPPING (2.5%)
      500   Kansas City Southern Railway Co., Senior
              Notes, 9.50%                             Ba2    10/01/2008     532
    1,000   TFM S.A. De C.V., Senior Discount
              Debentures, 13.72%/11.75%, 6/01/2002 a   B1      6/15/2009     830
--------------------------------------------------------------------------------
                                                                           1,362
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (6.7%)
      250   Felcor Lodging L.P., Senior Notes, 9.50% b Ba2     9/15/2008     255
      250   Felcor Lodging L.P., Senior Notes, 9.50%   Ba2     9/15/2008     255
      500   Nationwide Health Properties, Inc.,
              Notes, 6.90%                             Baa3   10/01/2037     473
    1,700   TriNet Corporate Realty Trust, Inc.,
              Dealer Remarketed Securities, 6.75%      Ba1     3/01/2003   1,670
    1,000   TriNet Corporate Realty Trust, Inc.,
              Notes, 7.95%                             Ba1     5/15/2006     970
--------------------------------------------------------------------------------
                                                                           3,623
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (2.0%)
    1,075   Venator Group, Inc., Tranche Trust, 6.98%  B1     10/15/2001   1,072
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (6.4%)
      750   Budget Group, Inc., Senior Notes, 9.13%    Caa3    4/01/2006     356
    1,000   KinderCare Learning Center, Inc., Senior
              Subordinated Notes, 9.50%                B3      2/15/2009     997
      497   Stewart Enterprises, Inc., Remarketable
              or Redeemable Securities, 6.40%          B1      5/01/2013     485
    1,000   Stewart Enterprises, Inc., Senior
              Subordinated Notes, 10.75% b             B2      7/01/2008   1,055
      500   Weight Watchers International, Inc.,
              Senior Subordinated Notes, 13.00%        B2     10/01/2009     563
--------------------------------------------------------------------------------
                                                                           3,456
--------------------------------------------------------------------------------

24

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


PRINCIPAL                                          MOODY'S                MARKET
   AMOUNT                                           RATING                 VALUE
    (000)   SECURITY                           (UNAUDITED)    MATURITY     (000)
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (5.2%)
$   1,000   Airgate PCS, Inc., Senior Subordinated
              Discount Notes, 13.73%/13.50%,
              10/01/2004a                              Caa1   10/01/2009  $  645
      250   American Tower Corp., Senior Notes,
              9.38%                                    B3      2/01/2009     232
      500   Independent Wireless One Holdings,
              Inc., Senior Notes and Warrants, 14.00%b Caa1    1/15/2011     432
      250   Microcell Telecommunications, Senior
              Discount Notes, 20.73%/14.00%,
              12/01/2001a                              B3      6/01/2006     189
    1,000   SBA Communications Corp., Senior
              Discount Notes, 12.65%/12.00%,
              3/01/2003a                               B3      3/01/2008     775
    1,000   US Unwired, Inc., Senior Subordinated
              Discount Notes, Series B, 13.71%/13.38%,
              11/01/2004 a                             Caa1   11/01/2009     525
--------------------------------------------------------------------------------
                                                                           2,798
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (4.3%)
      250   Global Crossing Holdings Ltd., Senior
              Notes, 8.70%                             Ba2     8/01/2007     191
    1,240   Intermedia Communications, Inc., Senior
              Discount Notes, 13.38%/11.25%,
              7/01/2002a                               Baa2    7/15/2007   1,229
      500   Intermedia Communications, Inc., Senior
              Notes, 9.50%                             Baa2    3/01/2009     537
      250   Level 3 Communications, Inc., Senior
              Notes, 11.00%                            Caa1    3/15/2008     146
      500   Williams Communications Group, Inc.,
              Senior Notes, 11.70%                     Caa1    8/01/2008     220
--------------------------------------------------------------------------------
                                                                           2,323
--------------------------------------------------------------------------------
            TELEPHONES (3.2%)
      250   Allegiance Telecom, Inc., Senior Notes,
              12.88%                                   B3      5/15/2008     224
    2,750   GT Group Telecom, Inc., Senior Discount
              Notes, 13.25%/13.25%, 2/01/2005a         Caa1    2/01/2010     839
      500   KMC Telecom Holdings, Inc., Senior
              Notes, 13.50%                            Caa2    5/15/2009      87

PORTFOLIO
--------------------------------------------------------------------------------

                                 of INVESTMENTS
                                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


PRINCIPAL                                          MOODY'S                MARKET
   AMOUNT                                           RATING                 VALUE
    (000)   SECURITY                           (UNAUDITED)    MATURITY     (000)
--------------------------------------------------------------------------------
$     500   McLeod USA, Inc., Senior Notes, 11.38%     B3      1/01/2009  $  295
      250   Nextlink Communications, Inc., Senior
              Notes, 9.63%                             Caa1   10/01/2007      79
      250   Time Warner Telecom, Inc., Senior Notes,
              10.13%                                   B2      2/01/2011     226
--------------------------------------------------------------------------------
                                                                           1,750
--------------------------------------------------------------------------------
            TEXTILES - APPAREL (3.4%)
    1,362   Hartmarx Corp., Senior Subordinated
              Notes, 10.88%                            B3      1/15/2002   1,362
      500   Kellwood Co., Senior Notes, 7.88%          Baa3    7/15/2009     446
--------------------------------------------------------------------------------
                                                                           1,808
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (1.5%)
      750   Allied Waste North America, Inc., Senior
              Subordinated Notes, 10.00%               B2      8/01/2009     787
--------------------------------------------------------------------------------
            WATER UTILITIES (1.0%)
      500   Azurix Corp., Senior Notes, 10.38%         Ba3     2/15/2007     513
--------------------------------------------------------------------------------
            Total corporate obligations (cost: $49,780)                   49,191
--------------------------------------------------------------------------------


                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS, WARRANTS, AND CERTIFICATES (2.5%)

            BROADCASTING - RADIO & TV (0.0%)C
      500   Ono Finance PLC, Equity Value Certificates                        25
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (0.0%)C
      500   Asat Finance LLC, Warrants                                        25
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (2.3%)
   50,000   Correctional Properties Trust                                    756
   27,000   Entertainment Properties Trust                                   470
--------------------------------------------------------------------------------
                                                                           1,226
--------------------------------------------------------------------------------
            TELEPHONES (0.2%)
    2,750   GT Group Telecom, Inc., Warrants                                  83
--------------------------------------------------------------------------------
            Total common stocks, warrants, and certificates (cost: $815)   1,359
--------------------------------------------------------------------------------

26

portfolio
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


                                                                          MARKET
 NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PREFERRED STOCKS (2.1%)

            TELECOMMUNICATIONS - CELLULAR/WIRELESS (2.1%)
      641   Crown Castle International Corp., PIK,
              12.75% cumulative redeemable                              $    516
    1,055   Nextel Communications, Inc., PIK, Series E,
              11.13%, cumulative redeemable                                  596
--------------------------------------------------------------------------------
            Total preferred stocks (cost: $1,623)                          1,112
--------------------------------------------------------------------------------


PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
    (000)   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CASH EQUIVALENTS (0.7%)

            COMMERCIAL PAPER
$     406   American General Corp., 3.91%, 8/01/2001 (cost: $406)            406
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $52,624)                           $ 52,068
================================================================================

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001



GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.

          Pay-in-kind (PIK) - securities in which the issuer has the option to make interest or dividend payment in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.

SPECIFIC NOTES
--------------------------------------------------------------------------------

            (a)Stepped  coupon note initially  issued in  zero-coupon  form that converts to coupon form at the specified rate and date. As of the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion date.

            (b)Security is not  registered  under the  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

            (c)Represents less than 0.1% of net assets.


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)


USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001



ASSETS

   Investments in securities, at market value (identified cost of $52,624)      $  52,068
   Cash                                                                                25
   Receivables:
      Capital shares sold                                                              82
      Interest                                                                      1,213
      Securities sold                                                                 531
                                                                                ---------
         Total assets                                                              53,919
                                                                                ---------
LIABILITIES

   Capital shares redeemed                                                              8
   USAA Investment Management Company                                                  21
   USAA Transfer Agency Company                                                         8
   Accounts payable and accrued expenses                                               54
                                                                                ---------
         Total liabilities                                                             91
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $  53,828
                                                                                =========
REPRESENTED BY:

   Paid-in capital                                                              $  59,140
   Accumulated undistributed net investment income                                     14
   Accumulated net realized loss on investments                                    (4,770)
   Net unrealized depreciation of investments                                        (556)
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $  53,828
                                                                                =========
   Capital shares outstanding                                                       6,012
                                                                                =========
   Authorized shares of $.01 par value                                            100,000
                                                                                =========
   Net asset value, redemption price, and offering price per share              $    8.95
                                                                                =========



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)


USAA HIGH-YIELD OPPORTUNITIES FUND
YEAR ENDED JULY 31, 2001


NET INVESTMENT INCOME

   Income:
      Dividends                                                       $     409
      Interest                                                            5,348
                                                                       ---------
         Total income                                                     5,757
                                                                       ---------
   Expenses:
      Management fees                                                       242
      Transfer agent's fees                                                  75
      Custodian's fees                                                       55
      Postage                                                                10
      Shareholder reporting fees                                             21
      Directors' fees                                                         4
      Registration fees                                                      38
      Professional fees                                                      39
      Other                                                                   3
                                                                       ---------
         Total expenses                                                     487
      Expenses reimbursed                                                  (122)
      Expenses paid indirectly                                               (3)
                                                                       ---------
         Net expenses                                                       362
                                                                       ---------
            Net investment income                                         5,395
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                                      (4,326)
   Change in net unrealized appreciation/depreciation                       205
                                                                       ---------
            Net realized and unrealized loss                             (4,121)
                                                                       ---------
Increase in net assets resulting from operations                       $  1,274
                                                                       =========


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)


USAA HIGH-YIELD OPPORTUNITIES FUND
YEAR ENDED JULY 31, 2001, AND
PERIOD ENDED JULY 31, 2000*


                                                         2001              2000*
                                                      -------------------------
FROM OPERATIONS

   Net investment income                              $  5,395         $  3,597
   Net realized loss on investments                     (4,326)            (434)
   Change in net unrealized appreciation/depreciation
      of investments                                       205             (761)
                                                      -------------------------

      Increase in net assets resulting
        from operations                                  1,274            2,402
                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                (5,505)          (3,541)
                                                      -------------------------
   Net realized gains                                      (10)               -
                                                      -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                            41,309           55,017
   Reinvested dividends                                  3,128            1,070
   Cost of shares redeemed                             (31,275)         (10,041)
                                                      -------------------------
      Increase in net assets from
          capital share transactions                    13,162           46,046
                                                      -------------------------
Net increase in net assets                               8,921           44,907

NET ASSETS

   Beginning of period                                  44,907                -
                                                      -------------------------
   End of period                                      $ 53,828         $ 44,907
                                                      =========================
Accumulated undistributed net investment income:
   End of period                                      $     14         $    124
                                                      =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                           4,447            5,488
   Shares issued for dividends reinvested                  342              108
   Shares redeemed                                      (3,370)          (1,003)
                                                      --------------------------
      Increase in shares outstanding                     1,419            4,593
                                                      ==========================

   * Fund commenced operations August 2, 1999.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund). The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

32

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001



               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities  that  cannot be valued  by the  methods  set forth above and all other assets are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities. Non-cash dividends or interest is recorded at fair market value of the securities received.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2001, custodian fee offset arrangements reduced expenses by $3,000.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


            E. HIGH-YIELD  DEBT SECURITIES - Although the Fund has a diversified portfolio, 80.6% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2001. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields.
               However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than those of higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

            F. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

34

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001



          agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $4,760,000, which will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2001, were $59,170,000 and $47,830,000, respectively.

          The cost of securities for federal income tax purposes was $52,634,000. Gross unrealized appreciation and depreciation of investments as of July 31, 2001, for federal income tax purposes were $2,341,000 and $2,907,000, respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Yield Bond Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the


               THE LIPPER HIGH YIELD BOND FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER HIGH CURRENT YIELD FUNDS CATEGORY.

36

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001

               performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:


       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
       -----------------------------------------------------------------------
       +/-   0.20% to 0.50%           +/-  0.04%
       +/-   0.51% to 1.00%           +/-  0.05%
       +/-   1.01% and greater        +/-  0.06%

       (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


               The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.75% of its average net assets through July 31, 2001, and to 1.00% of its average net assets from August 1, 2001, through November 30, 2002, after the effect of any custodian fee offset arrangements. Accordingly, the Manager

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001

               has waived a portion of its management fees. In subsequent periods, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that such recovery is made not later than three years from the Fund's inception date of August 2, 1999, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed the voluntary expense limitations in place for those years.

            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2001, the annual charge per account was $28.50. Effective August 1, 2001, the annual charge per account is $25.50.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

38

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2001, the Association and its affiliates owned 342,000 shares (5.7%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.


(7) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

          In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities, a practice the Fund has been following since inception. The guide also requires the Fund to classify as interest income gains and losses realized on mortgage-backed and asset-backed securities. These requirements will have no impact on the Fund's net asset value or future financial statements.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2001

(8)  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED   PERIOD ENDED
                                                        JULY 31,       JULY 31,
                                                            2001           2000*
                                                      --------------------------
Net asset value at beginning of period                   $  9.78       $ 10.00
Net investment income                                       1.03          1.08 a
Net realized and unrealized loss                            (.80)         (.33)
Distributions from net investment income                   (1.06)         (.97)
                                                          ----------------------
Net asset value at end of period                         $  8.95       $  9.78
                                                         =======================
Total return (%)**                                          2.68          7.80
Net assets at end of period (000)                        $53,828       $44,907
Ratio of expenses to average net assets (%)                  .76 b         .75
Ratio of expenses to average net assets,
   excluding reimbursements (%)                             1.02 b        1.19
Ratio of net investment income to average net assets (%)   11.17         10.30
Portfolio turnover (%)                                    104.20         51.88

  * Fund commenced operations August 2, 1999.
 ** Assumes reinvestment of all dividend income distributions during the period.
(a) Calculated using average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangements, which decreased total expenses by 0.01%.

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM


                                                                        Recycled
                                                                           Paper

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